Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets Parenthetical
Common shares Issued	42,418,326	39,554,959
Preferred shares Issued	8,000,000	10,000,000